Commitments and Contingencies (Details Narrative)														1 Months Ended				3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	May 05, 2023 USD ($)	Dec. 05, 2022 USD ($) shares	Aug. 16, 2022 USD ($) $ / shares shares	May 17, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 21, 2021 USD ($)	Jun. 10, 2021 ft²	Apr. 15, 2021 USD ($)	Jan. 02, 2021 USD ($)	Jan. 01, 2021 USD ($)	Sep. 24, 2020 USD ($) $ / shares	Jul. 05, 2020 USD ($) $ / shares shares	Jun. 05, 2020 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2019	Mar. 31, 2018 USD ($)	Sep. 30, 2006 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	May 23, 2023 $ / shares	Apr. 11, 2023 USD ($)	Jan. 27, 2023 USD ($)	Nov. 29, 2022 USD ($)	Jul. 01, 2022 $ / shares	May 27, 2022 USD ($)	Jun. 03, 2021 USD ($)	Dec. 31, 2020 shares	Sep. 22, 2020 $ / shares	Sep. 30, 2017 USD ($) shares
Loss Contingencies [Line Items]
Accounts receivable					$ 1,209,333													$ 678,603		$ 678,603		$ 678,603	$ 2,881,239		$ 1,209,333
Stock options granted | shares																									1,633
Stock options aggregate | shares					12,235																		11,215		12,235									12,006
Annual base salary																		1,251,842	$ 3,863,089	3,564,903	$ 7,762,487		$ 14,517,253		$ 13,309,797
Notes payables					$ 359,184													$ 74,579		$ 74,579		$ 74,579	$ 104,696		$ 359,184
Common stock, par value | $ / shares					$ 0.001													$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001
Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Accounts receivable																		$ 15,000		$ 15,000		$ 15,000		$ 32,125
Stock options granted | shares																								1,901,410,519
Stock options aggregate | shares																		1,901,410,519		1,901,410,519		1,901,410,519		1,901,410,519
Accrued consulting fees																		$ 2,000		$ 2,000		$ 2,000		$ 12,000
Consideration liability																		83,840		83,840		83,840		78,440		$ 71,240
Notes payables																		40,000		40,000		40,000		40,000
Accrued interest payable																		$ 43,840		$ 43,840		$ 43,840		$ 38,440		$ 31,240
Litigation settlement number of shares | shares			200,000																																	200,000
Litigation settlement shares, value			$ 2,000																																	$ 2,000
Common stock, par value | $ / shares											$ 0.0001							$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.001				$ 0.0001				$ 0.0001
Outstanding principal balance																		$ 8,986,605		$ 8,986,605		$ 8,986,605		$ 2,475,000				$ 17,961,798	$ 17,961,798	$ 17,961,798
Theralink Technologies Inc [Member] | Two Notes Payable [Member]
Loss Contingencies [Line Items]
Outstanding principal balance																								40,000		40,000
Theralink Technologies Inc [Member] | I M A C [Member]
Loss Contingencies [Line Items]
Percentage of shares acquired																											85.00%
Busch Employment Agreement [Member] | Theralink Technologies Inc [Member] | Restricted Stock Units (RSUs) [Member]
Loss Contingencies [Line Items]
Accrued director compensation																		237,500		237,500		237,500		192,500		132,500
Consulting Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Compensation fees										$ 2,000
Lease Agreements [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Lessee operating lease description															In December 2019, the Company entered into a lease agreement for its corporate and laboratory facility in Golden, Colorado. The lease is for a period of 61 months, with an option to extend, commencing in February 2020 and expiring in February 2025
Lease period															61 months
Lease Amendment [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Rentable square feet | ft²							4,734
Monthly rent, description							the Company must pay a total annual base rent of; (1) $115,823 for year one; (2) $119,310 for year two; (3) $122,893 for year three; (4) $126,580 for year four; (5) $130,377 for year five; (6) $135,163 for year six; (7) $139,218 for year seven; (8) $143,394 for year eight; (9) $147,696 for year nine; (10) $152,127 for year ten; (11) $156,331 for year eleven; (12) $161,391 for year twelve; (13) $166,233 for year thirteen; (14) $171,220 for year fourteen and; (15) $176,357 for year fifteen
Monthly rent, description							the Company must pay a total annual base rent of; (1) $115,823 for year one; (2) $119,310 for year two; (3) $122,893 for year three; (4) $126,580 for year four; (5) $130,377 for year five; (6) $135,163 for year six; (7) $139,218 for year seven; (8) $143,394 for year eight; (9) $147,696 for year nine; (10) $152,127 for year ten; (11) $156,331 for year eleven; (12) $161,391 for year twelve; (13) $166,233 for year thirteen; (14) $171,220 for year fourteen and; (15) $176,357 for year fifteen
Related Party [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Accounts receivable																								0		21,711
Notes payables																		797,197		797,197		797,197		350,000
Outstanding principal balance																		836,966		836,966		836,966		350,000
George Mason University [Member] | Exclusive License Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Royalty expense																	$ 50,000
Revenue percentage																	1.50%
Advance royalties																		2,781		2,781		2,781		2,443		1,591
George Mason University [Member] | Exclusive License Agreement [Member] | Theralink Technologies Inc [Member] | Sublicense Royalty [Member]
Loss Contingencies [Line Items]
Revenue percentage																	15.00%
National Institutes Of Health [Member] | License Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Royalty expense																$ 1,000
Revenue percentage																3.00%
Advance royalties																								0		24,830
Non refundable minimum annual royalty																$ 5,000
National Institutes Of Health [Member] | License Agreement [Member] | Theralink Technologies Inc [Member] | Sublicense Royalty [Member]
Loss Contingencies [Line Items]
Revenue percentage																10.00%
Vanderbilt License Agreement [Member] | License Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Royalty expense														$ 5,556
Advance royalties																		$ 0		$ 0		0
Vanderbilt License Agreement [Member] | License Agreement [Member] | Theralink Technologies Inc [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Revenue percentage														0.25%
Vanderbilt License Agreement [Member] | License Agreement [Member] | Theralink Technologies Inc [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Revenue percentage														2.00%
Contractor [Member] | Covent Bridge Group [Member]
Loss Contingencies [Line Items]
Overpaid amount				$ 10,420.22		$ 2,716,056.33		$ 2,921,868
Statistical extrapolation amount						$ 6,791.33		$ 11,530
Accounts payable					$ 2,709,265																				$ 2,709,265							$ 481,666.00	$ 2,918,472
Actual overpayment amount					5,327.73																				5,327.73
Recoupment balance amount														$ 100,000
Accounts payable					$ 20,000																				$ 20,000
Contractor [Member] | Covent Bridge Group [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Accounts receivable																							$ 91,000
Contractor [Member] | Covent Bridge Group [Member] | Advantage Therapy [Member]
Loss Contingencies [Line Items]
Overpaid amount				$ 492,086.22
Dr. Michael Ruxin [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Annual base salary																						200,000		112,500		62,500
Dr. Michael Ruxin [Member] | Ruxin Employment Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Annual base salary													$ 300,000
Annual decretionary bonus percentage													150.00%
Dr. Michael Ruxin [Member] | Ruxin Employment Agreement [Member] | Theralink Technologies Inc [Member] | 2022 Equity Incentive Plan [Member]
Loss Contingencies [Line Items]
Restricted stock, shares | shares			49,047,059										420,691,653
Stock options granted | shares			420,691,653
Stock options aggregate | shares			469,738,712
Stock options exercise price | $ / shares			$ 0.0036
Dr. Michael Ruxin [Member] | Ruxin Employment Agreement [Member] | Theralink Technologies Inc [Member] | 2022 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Loss Contingencies [Line Items]
Restricted stock, shares | shares													49,047,059
Dr. Michael Ruxin [Member] | Ruxin Employment Agreement [Member] | Theralink Technologies Inc [Member] | 2022 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Loss Contingencies [Line Items]
Stock options granted | shares													420,691,653
Jeffrey Busch [Member] | Busch Employment Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Annual base salary													$ 60,000
Jeffrey Busch [Member] | Busch Employment Agreement [Member] | Theralink Technologies Inc [Member] | Two Thousand Twenty Equity Incentive Plan [Member]
Loss Contingencies [Line Items]
Stock options exercise price | $ / shares													$ 0.0036
Jeffrey Busch [Member] | Busch Employment Agreement [Member] | Theralink Technologies Inc [Member] | Two Thousand Twenty Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Loss Contingencies [Line Items]
Restricted stock, shares | shares			49,047,059										49,047,059
Stock options aggregate | shares													469,738,712
Jeffrey Busch [Member] | Busch Employment Agreement [Member] | Theralink Technologies Inc [Member] | Two Thousand Twenty Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Loss Contingencies [Line Items]
Stock options granted | shares			420,691,653										420,691,653
Thomas E Chilcott Three [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Deferred compensation arrangements overall description					The Board also approved two new bonuses for which Mr. Chilcott was eligible: (i) a $37,500 bonus payable upon the Company’s completion of a capital raise of at least $1,000,000; and (ii) a $37,500 bonus payable upon the Company’s completion of a capital raise of at least $2,000,000 in the aggregate. On December 6, 2022, the Board approved a bonus compensation plan pursuant to which Thomas E. Chilcott, III, the Company’s former Chief Financial Officer, was eligible for: (i) a $150,000 bonus payable upon the successful filing of the Company’s report on Form 10-K for the annual period ended September 30, 2022 (the “Annual Report “) on or before December 29, 2022; or (ii) a $100,000 bonus payable upon the successful filing of the Company’s Annual Report on or before January 13, 2023 (collectively, the “Bonus”)
Thomas E Chilcott Three [Member] | Theralink Technologies Inc [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Annual base salary																						$ 150,000		75,000
Annual base salary					$ 225,000
Thomas E Chilcott Three [Member] | Theralink Technologies Inc [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Annual base salary					$ 300,000
Thomas E Chilcott Three [Member] | Offer Letter [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Annual base salary											$ 225,000
Stock options exercise price | $ / shares											$ 0.0036
Deferred compensation arrangements overall description											Mr. Chilcott is entitled to participate in all medical and other benefits that the Company has established for its employees. The offer letter also provides that Mr. Chilcott will be granted an option to purchase up to 94,545,096 shares of the Company’s common stock which were granted on August 16, 2022 with an exercise price of $0.0036 and an expiration date of August 15, 2032 and subject to vesting terms
Zaslavsky [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Annual base salary		$ 400,000
Base salary percentage		35.00%
Zaslavsky [Member] | Theralink Technologies Inc [Member] | Share-Based Payment Arrangement, Option [Member]
Loss Contingencies [Line Items]
Sharebased compensation available for grant | shares		150,000,000
Vesting percentage		20.00%
Kucharchuk [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Annual base salary	$ 180,000
Consultant [Member] | Scientific Advisory Board Service Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Compensation fees												$ 2,000
Payments for fees												$ 1,500
Consultant [Member] | Scientific Advisory Board Service Agreement [Member] | Theralink Technologies Inc [Member] | Two Thousand Twenty Twenty Two Plan [Member]
Loss Contingencies [Line Items]
Stock options granted | shares												88,786,943
Stock options exercise price | $ / shares												$ 0.0036
Consultant [Member] | Pathology Advisory Board Service Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Compensation fees												$ 272
Payments for fees												$ 1,500
Consultant [Member] | Pathology Advisory Board Service Agreement [Member] | Theralink Technologies Inc [Member] | Two Thousand Twenty Twenty Two Plan [Member]
Loss Contingencies [Line Items]
Stock options granted | shares												77,972,192
Stock options exercise price | $ / shares												$ 0.0036
Mr Kucharchuk [Member] | Consulting Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Compensation fees									$ 2,000
Accrued consulting fees																								$ 12,000		$ 18,000